Submission	Jun. 23, 2026
Submission [Line Items]
Central Index Key	0002093018
Registrant Name	CopperTech Metals Inc.
Registration File Number	333-296438
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES